Income Taxes (Details 2) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Disclosure Income Taxes Details 2Abstract
Net operating losses carried forward	$ 708,497	$ 506,004
Property and equipment	152,406	152,996
Intangible assets	56,023	53,948
Valuation allowance	(916,926)	(712,948)
Net deferred income tax asset